NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of changes in fair value - level 3 financial liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Debt Derivative Liability	$ 558,548
Initial fair value of debt derivatives at note issuances	860,708
Extinguished derivative liability	(334,082)
Mark-to-market at December - Embedded debt derivatives	(233,667)	83,464
Net gain for the period included in earnings relating to the liabilities held at December 31, 2013	$ 233,667